Victory Pioneer Fundamental Growth Fund
Schedule of Investments | December 31, 2025

Schedule of Investments  |  12/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 100.0% of Net Assets
	Biotechnology — 2.4%
372,080(a)	Vertex Pharmaceuticals, Inc.	$ 168,686,189
	Total Biotechnology	$168,686,189

	Broadline Retail — 7.3%
2,238,395(a)	Amazon.com, Inc.	$ 516,666,334
	Total Broadline Retail	$516,666,334

	Capital Markets — 2.6%
1,121,006	Intercontinental Exchange, Inc.	$ 181,558,132
	Total Capital Markets	$181,558,132

	Chemicals — 0.3%
55,140	Linde Plc	$ 23,511,145
	Total Chemicals	$23,511,145

	Commercial Services & Supplies — 2.4%
2,554,417(a)	Copart, Inc.	$ 100,005,426
678,231	Veralto Corp.	67,673,889
	Total Commercial Services & Supplies	$167,679,315

	Communications Equipment — 1.4%
250,634	Motorola Solutions, Inc.	$ 96,073,025
	Total Communications Equipment	$96,073,025

	Electrical Equipment — 3.0%
382,528	Eaton Corp. Plc	$ 121,838,993
225,070	Rockwell Automation, Inc.	87,567,985
	Total Electrical Equipment	$209,406,978

	Electronic Equipment, Instruments & Components — 4.6%
2,394,635	Amphenol Corp., Class A	$ 323,610,974
	Total Electronic Equipment, Instruments & Components	$323,610,974

	Entertainment — 3.1%
452,954(a)	Netflix, Inc.	$ 42,468,967
1,563,519	Walt Disney Co.	177,881,557
	Total Entertainment	$220,350,524

	Financial Services — 6.2%
263,173	Mastercard, Inc., Class A	$ 150,240,202
813,864	Visa, Inc., Class A	285,430,244
	Total Financial Services	$435,670,446

1Victory Pioneer Fundamental Growth Fund | 12/31/25

Shares		Value
	Ground Transportation — 3.6%
3,117,514(a)	Uber Technologies, Inc.	$ 254,732,069
	Total Ground Transportation	$254,732,069

	Health Care Equipment & Supplies — 2.6%
329,182(a)	Intuitive Surgical, Inc.	$ 186,435,517
	Total Health Care Equipment & Supplies	$186,435,517

	Hotels, Restaurants & Leisure — 2.5%
32,191	Booking Holdings, Inc.	$ 172,393,428
	Total Hotels, Restaurants & Leisure	$172,393,428

	Interactive Media & Services — 6.3%
818,327	Alphabet, Inc., Class C	$ 256,791,012
7,317,676(a)	Pinterest, Inc., Class A	189,454,632
	Total Interactive Media & Services	$446,245,644

	Life Sciences Tools & Services — 1.6%
198,390	Thermo Fisher Scientific, Inc.	$ 114,957,085
	Total Life Sciences Tools & Services	$114,957,085

	Machinery — 0.9%
249,477	Illinois Tool Works, Inc.	$ 61,446,185
	Total Machinery	$61,446,185

	Pharmaceuticals — 4.7%
307,261	Eli Lilly & Co.	$ 330,207,251
	Total Pharmaceuticals	$330,207,251

	Semiconductors & Semiconductor Equipment — 12.2%
1,378,000(a)	Advanced Micro Devices, Inc.	$ 295,112,480
205,007	ASML Holding NV	219,328,789
2,419,849	Microchip Technology, Inc.	154,192,778
1,031,472	NVIDIA Corp.	192,369,528
	Total Semiconductors & Semiconductor Equipment	$861,003,575

	Software — 16.2%
273,471	Intuit, Inc.	$ 181,152,660
1,074,019	Microsoft Corp.	519,417,069
269,495	Salesforce, Inc.	71,391,920
905,307(a)	ServiceNow, Inc.	138,683,979
491,053(a)	Synopsys, Inc.	230,657,415
	Total Software	$1,141,303,043

	Specialty Retail — 8.6%
305,765	Home Depot, Inc.	$ 105,213,736
1,793,865(a)	O'Reilly Automotive, Inc.	163,618,427
Victory Pioneer Fundamental Growth Fund | 12/31/252

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Shares		Value
	Specialty Retail — (continued)
818,743	Ross Stores, Inc.	$ 147,488,364
1,247,119	TJX Cos., Inc.	191,569,950
	Total Specialty Retail	$607,890,477

	Technology Hardware, Storage & Peripherals — 7.5%
1,947,967	Apple, Inc.	$ 529,574,309
	Total Technology Hardware, Storage & Peripherals	$529,574,309

	Total Common Stocks (Cost $3,299,298,159)	$7,049,401,645

	SHORT TERM INVESTMENTS — 0.0% of Net Assets†
	Open-End Fund — 0.0%†
1,545,232(b)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 1,545,232
		$1,545,232

	TOTAL SHORT TERM INVESTMENTS (Cost $1,545,232)	$1,545,232

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $3,300,843,391)	$7,050,946,877
	OTHER ASSETS AND LIABILITIES — 0.0%†	$1,915,626
	net assets — 100.0%	$7,052,862,503

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
3Victory Pioneer Fundamental Growth Fund | 12/31/25

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,049,401,645	$—	$—	$7,049,401,645
Open-End Fund	1,545,232	—	—	1,545,232
Total Investments in Securities	$7,050,946,877	$—	$—	$7,050,946,877
During the period ended December 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Fundamental Growth Fund | 12/31/254